Interim Condensed Consolidated Statement of Financial Position - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and short term deposits	$ 318,711,923	$ 312,213,087
Cash and cash equivalents			$ 184,732,364
Term deposits			75,327,231
Insurance receivables	175,397,132	112,974,844	108,247,631
Investments	329,577,126	253,721,954	200,904,811
Investments in associates	12,622,681	13,061,674	13,437,778
Reinsurance share of outstanding claims	175,576,213	176,212,424	187,565,382
Reinsurance share of unearned premiums	51,848,577	33,916,549	32,566,847
Deferred excess of loss premiums	4,325,565	15,172,707	12,448,671
Deferred policy acquisition costs	51,060,571	41,713,289	36,403,831
Deferred tax assets			638,841
Other assets	8,683,821	7,754,225	5,061,050
Investment properties	23,754,653	25,712,312	30,655,214
Property, premises and equipment	11,939,678	12,734,842	12,216,997
Intangible assets	3,678,905	3,885,894	2,935,750
TOTAL ASSETS	1,167,176,845	1,009,073,801	903,142,398
LIABILITIES
Gross outstanding claims	441,441,099	413,052,855	384,379,841
Gross unearned premiums	258,518,343	206,214,029	168,254,688
Insurance payables	75,708,513	53,543,737	33,034,146
Other liabilities	11,985,270	14,863,282	8,299,453
Deferred tax liabilities	58,383	346,824
Unearned commissions	13,190,740	8,909,989	8,010,384
TOTAL LIABILITIES	800,902,348	696,930,716	601,978,512
EQUITY
Issued share capital		143,375,678	143,375,678
Common shares at par value	484,388
Additional paid in capital		2,773,000	2,773,000
Share premium	154,224,836
Warrants	12,213,000
Treasury shares		(20,102,500)	(15,050,000)
Foreign currency translation reserve	(385,310)	(332,785)	(294,929)
Fair value reserve	6,432,074	4,273,914	953,704
Retained earnings	193,305,509	182,155,778	169,406,433
TOTAL EQUITY	366,274,497	312,143,085	301,163,886
TOTAL EQUITY AND LIABILITIES	$ 1,167,176,845	$ 1,009,073,801	$ 903,142,398